Share-Based Compensation Expenses (Details) - Schedule of estimated fair value of binomial option pricing model	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of estimated fair value of binomial option pricing model [Abstract]
Expected volatility	41.52%	40.00%
Expected dividends
Risk-free interest rate	3.12%	3.10%
Expected term (in years)	5 years	5 years
Expected life (in years)	8 years	6 years